UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Equity 500 Index Fund
DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets.  At March 31, 2011, the Fund owned approximately 78% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Shares	Value ($)
Common Stocks 98.8%
Consumer Discretionary 10.3%
Auto Components 0.3%
Goodyear Tire & Rubber Co.* (a)	50,496	756,430
Johnson Controls, Inc. (a)	144,001	5,986,122

		6,742,552
Automobiles 0.5%
Ford Motor Co.* (a)	804,098	11,989,101
Harley-Davidson, Inc. (a)	50,282	2,136,482

		14,125,583
Distributors 0.1%
Genuine Parts Co. (a)	33,272	1,784,710
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	26,183	1,092,093
DeVry, Inc. (a)	12,400	682,868
H&R Block, Inc. (a)	64,982	1,087,799

		2,862,760
Hotels Restaurants & Leisure 1.6%
Carnival Corp. (Units)	91,979	3,528,314
Darden Restaurants, Inc.	29,080	1,428,700
International Game Technology	63,864	1,036,513
Marriott International, Inc. "A" (a)	60,833	2,164,438
McDonald's Corp.	222,406	16,922,873
Starbucks Corp. (a)	159,701	5,900,952
Starwood Hotels & Resorts Worldwide, Inc. (a)	40,293	2,341,829
Wyndham Worldwide Corp. (a)	36,614	1,164,691
Wynn Resorts Ltd.	16,200	2,061,450
Yum! Brands, Inc.	99,731	5,124,179

		41,673,939
Household Durables 0.4%
D.R. Horton, Inc. (a)	56,500	658,225
Fortune Brands, Inc.	32,954	2,039,523
Harman International Industries, Inc.	14,100	660,162
Leggett & Platt, Inc. (a)	29,670	726,915
Lennar Corp. "A" (a)	36,900	668,628
Newell Rubbermaid, Inc.	61,050	1,167,886
Pulte Group, Inc.* (a)	73,197	541,658
Stanley Black & Decker, Inc.	36,296	2,780,274
Whirlpool Corp. (a)	16,433	1,402,721

		10,645,992
Internet & Catalog Retail 0.8%
Amazon.com, Inc.* (a)	75,667	13,629,897
Expedia, Inc. (a)	44,370	1,005,424
Netflix, Inc.* (a)	9,445	2,241,582
Priceline.com, Inc.* (a)	10,424	5,279,130

		22,156,033
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	29,885	1,399,813
Mattel, Inc. (a)	74,014	1,845,169

		3,244,982
Media 3.3%
Cablevision Systems Corp. (New York Group) "A"	49,773	1,722,644
CBS Corp. "B"	143,654	3,597,096
Comcast Corp. "A" (a)	591,563	14,623,437
DIRECTV "A"*	169,010	7,909,668
Discovery Communications, Inc. "A"* (a)	59,946	2,391,845
Gannett Co., Inc. (a)	52,969	806,718
Interpublic Group of Companies, Inc.	105,395	1,324,815
McGraw-Hill Companies, Inc. (a)	66,193	2,608,004
News Corp. "A" (a)	485,008	8,516,740
Omnicom Group, Inc. (a)	61,062	2,995,702
Scripps Networks Interactive "A" (a)	18,700	936,683
Time Warner Cable, Inc. (a)	73,475	5,241,707
Time Warner, Inc.	232,851	8,312,781
Viacom, Inc. "B"	127,153	5,915,158
Walt Disney Co. (a)	404,345	17,423,226
Washington Post Co. "B" (a)	1,100	481,316

		84,807,540
Multiline Retail 0.7%
Big Lots, Inc.*	15,396	668,648
Family Dollar Stores, Inc.	26,872	1,379,071
J.C. Penney Co., Inc. (a)	49,675	1,783,829
Kohl's Corp. (a)	62,225	3,300,414
Macy's, Inc.	89,950	2,182,187
Nordstrom, Inc. (a)	34,532	1,549,796
Sears Holdings Corp.* (a)	9,118	753,603
Target Corp.	151,329	7,567,964

		19,185,512
Specialty Retail 1.9%
Abercrombie & Fitch Co. "A" (a)	19,000	1,115,300
AutoNation, Inc.* (a)	15,200	537,624
AutoZone, Inc.* (a)	5,790	1,583,913
Bed Bath & Beyond, Inc.* (a)	54,512	2,631,294
Best Buy Co., Inc. (a)	69,131	1,985,443
CarMax, Inc.* (a)	47,663	1,529,982
GameStop Corp. "A"* (a)	34,100	767,932
Home Depot, Inc. (a)	349,318	12,945,725
Limited Brands, Inc. (a)	56,340	1,852,459
Lowe's Companies, Inc.	295,556	7,811,545
O'Reilly Automotive, Inc.* (a)	29,900	1,718,054
RadioShack Corp. (a)	22,695	340,652
Ross Stores, Inc. (a)	24,801	1,763,847
Staples, Inc. (a)	153,474	2,980,465
The Gap, Inc. (a)	92,858	2,104,162
Tiffany & Co. (a)	26,416	1,622,999
TJX Companies, Inc. (a)	84,299	4,192,189
Urban Outfitters, Inc.* (a)	28,661	854,958

		48,338,543
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	63,053	3,281,278
NIKE, Inc. "B" (a)	81,307	6,154,940
Polo Ralph Lauren Corp. (a)	13,600	1,681,640
VF Corp. (a)	18,540	1,826,746

		12,944,604
Consumer Staples 10.1%
Beverages 2.4%
Brown-Forman Corp. "B" (a)	21,822	1,490,443
Coca-Cola Co. (a)	488,326	32,400,430
Coca-Cola Enterprises, Inc.	71,624	1,955,335
Constellation Brands, Inc. "A"* (a)	36,800	746,304
Dr. Pepper Snapple Group, Inc.	47,497	1,764,988
Molson Coors Brewing Co. "B" (a)	33,704	1,580,381
PepsiCo, Inc.	337,770	21,755,766

		61,693,647
Food & Staples Retailing 2.2%
Costco Wholesale Corp. (a)	91,999	6,745,367
CVS Caremark Corp.	291,091	9,990,243
Kroger Co. (a)	134,227	3,217,421
Safeway, Inc. (a)	76,959	1,811,615
SUPERVALU, Inc. (a)	47,691	425,881
Sysco Corp. (a)	123,682	3,425,991
Wal-Mart Stores, Inc. (a)	417,783	21,745,605
Walgreen Co. (a)	196,308	7,879,803
Whole Foods Market, Inc. (a)	31,274	2,060,957

		57,302,883
Food Products 1.7%
Archer-Daniels-Midland Co.	135,544	4,880,939
Campbell Soup Co. (a)	39,270	1,300,230
ConAgra Foods, Inc. (a)	94,473	2,243,734
Dean Foods Co.* (a)	40,200	402,000
General Mills, Inc. (a)	135,460	4,951,063
H.J. Heinz Co. (a)	67,540	3,297,303
Hormel Foods Corp. (a)	28,300	787,872
Kellogg Co.	53,734	2,900,561
Kraft Foods, Inc. "A" (a)	372,610	11,685,050
McCormick & Co., Inc. (a)	27,100	1,296,193
Mead Johnson Nutrition Co. (a)	43,994	2,548,572
Sara Lee Corp. (a)	133,028	2,350,605
The Hershey Co. (a)	33,160	1,802,246
The JM Smucker Co.	25,757	1,838,792
Tyson Foods, Inc. "A" (a)	63,100	1,210,889

		43,496,049
Household Products 2.0%
Clorox Co. (a)	29,732	2,083,321
Colgate-Palmolive Co.	103,602	8,366,898
Kimberly-Clark Corp.	86,603	5,652,578
Procter & Gamble Co.	596,414	36,739,102

		52,841,899
Personal Products 0.2%
Avon Products, Inc. (a)	91,997	2,487,599
Estee Lauder Companies, Inc. "A" (a)	24,100	2,322,276

		4,809,875
Tobacco 1.6%
Altria Group, Inc.	445,545	11,597,536
Lorillard, Inc. (a)	31,154	2,959,942
Philip Morris International, Inc.	382,672	25,114,763
Reynolds American, Inc. (a)	70,680	2,511,260

		42,183,501
Energy 13.1%
Energy Equipment & Services 2.5%
Baker Hughes, Inc.	92,617	6,800,866
Cameron International Corp.* (a)	51,182	2,922,492
Diamond Offshore Drilling, Inc. (a)	14,830	1,152,291
FMC Technologies, Inc.* (a)	25,906	2,447,599
Halliburton Co. (a)	194,568	9,697,269
Helmerich & Payne, Inc. (a)	22,052	1,514,752
Nabors Industries Ltd.* (a)	59,138	1,796,613
National Oilwell Varco, Inc.	89,644	7,106,080
Noble Corp.* (a)	53,787	2,453,763
Rowan Companies, Inc.*	27,539	1,216,673
Schlumberger Ltd.	289,840	27,030,478

		64,138,876
Oil, Gas & Consumable Fuels 10.6%
Anadarko Petroleum Corp. (a)	105,666	8,656,159
Apache Corp. (a)	81,257	10,638,166
Cabot Oil & Gas Corp. (a)	21,700	1,149,449
Chesapeake Energy Corp. (a)	139,200	4,665,984
Chevron Corp. (a)	427,150	45,888,724
ConocoPhillips	304,232	24,295,968
CONSOL Energy, Inc. (a)	49,012	2,628,514
Denbury Resources, Inc.* (a)	85,918	2,096,399
Devon Energy Corp.	91,017	8,352,630
El Paso Corp.	151,698	2,730,564
EOG Resources, Inc. (a)	57,011	6,756,374
EQT Corp. (a)	31,800	1,586,820
Exxon Mobil Corp.	1,055,179	88,772,209
Hess Corp.	64,065	5,458,979
Marathon Oil Corp.	151,210	8,061,005
Massey Energy Co.	22,528	1,540,014
Murphy Oil Corp.	40,518	2,974,832
Newfield Exploration Co.*	29,157	2,216,224
Noble Energy, Inc.	36,991	3,575,180
Occidental Petroleum Corp.	173,028	18,079,696
Peabody Energy Corp.	57,431	4,132,735
Pioneer Natural Resources Co. (a)	24,500	2,497,040
QEP Resources, Inc. (a)	37,000	1,499,980
Range Resources Corp. (a)	34,942	2,042,709
Southwestern Energy Co.*	74,236	3,189,921
Spectra Energy Corp. (a)	139,573	3,793,594
Sunoco, Inc. (a)	25,972	1,184,063
Tesoro Corp.* (a)	28,600	767,338
Valero Energy Corp. (a)	122,301	3,647,016
Williams Companies, Inc.	123,423	3,848,329

		276,726,615
Financials 15.6%
Capital Markets 2.4%
Ameriprise Financial, Inc.	53,670	3,278,164
Bank of New York Mellon Corp. (a)	266,295	7,954,232
Charles Schwab Corp. (a)	210,533	3,795,910
E*TRADE Financial Corp.*	40,126	627,169
Federated Investors, Inc. "B" (a)	21,700	580,475
Franklin Resources, Inc. (a)	31,576	3,949,526
Invesco Ltd.	98,450	2,516,382
Janus Capital Group, Inc. (a)	38,379	478,586
Legg Mason, Inc. (a)	34,400	1,241,496
Morgan Stanley	324,881	8,875,749
Northern Trust Corp. (a)	52,730	2,676,047
State Street Corp.	108,668	4,883,540
T. Rowe Price Group, Inc. (a)	54,576	3,624,938
The Goldman Sachs Group, Inc. (a)	109,895	17,415,061

		61,897,275
Commercial Banks 2.8%
BB&T Corp. (a)	148,492	4,076,105
Comerica, Inc. (a)	38,523	1,414,565
Fifth Third Bancorp.	194,189	2,695,343
First Horizon National Corp. (a)	47,520	532,699
Huntington Bancshares, Inc. (a)	187,901	1,247,663
KeyCorp (a)	197,545	1,754,200
M&T Bank Corp. (a)	25,353	2,242,980
Marshall & Ilsley Corp.	111,599	891,676
PNC Financial Services Group, Inc.	111,918	7,049,715
Regions Financial Corp. (a)	266,419	1,934,202
SunTrust Banks, Inc.	110,462	3,185,724
US Bancorp. (a)	409,955	10,835,111
Wells Fargo & Co.	1,121,672	35,557,002
Zions Bancorp. (a)	40,156	925,997

		74,342,982
Consumer Finance 0.8%
American Express Co. (a)	222,255	10,045,926
Capital One Financial Corp. (a)	97,571	5,069,789
Discover Financial Services (a)	117,632	2,837,284
SLM Corp.*	113,290	1,733,337

		19,686,336
Diversified Financial Services 4.1%
Bank of America Corp. (a)	2,155,555	28,733,548
Citigroup, Inc.*	6,187,425	27,348,418
CME Group, Inc. "A"	14,573	4,394,488
IntercontinentalExchange, Inc.* (a)	16,048	1,982,570
JPMorgan Chase & Co. (a)	847,806	39,083,857
Leucadia National Corp. (a)	41,700	1,565,418
Moody's Corp. (a)	41,800	1,417,438
NYSE Euronext	55,700	1,958,969
The NASDAQ OMX Group, Inc.* (a)	29,100	751,944

		107,236,650
Insurance 3.8%
ACE Ltd.	71,185	4,605,669
Aflac, Inc.	99,927	5,274,147
Allstate Corp. (a)	112,989	3,590,790
American International Group, Inc.* (a)	31,061	1,091,484
Aon Corp. (a)	70,024	3,708,471
Assurant, Inc.	21,500	827,965
Berkshire Hathaway, Inc. "B"* (a)	368,785	30,841,490
Chubb Corp. (a)	63,059	3,866,147
Cincinnati Financial Corp. (a)	34,234	1,122,875
Genworth Financial, Inc. "A"*	103,400	1,391,764
Hartford Financial Services Group, Inc. (a)	93,476	2,517,309
Lincoln National Corp.	68,674	2,062,967
Loews Corp.	68,223	2,939,729
Marsh & McLennan Companies, Inc. (a)	114,853	3,423,768
MetLife, Inc. (a)	224,848	10,057,451
Principal Financial Group, Inc. (a)	69,419	2,229,044
Progressive Corp.	138,914	2,935,253
Prudential Financial, Inc.	103,788	6,391,265
The Travelers Companies, Inc. (a)	92,037	5,474,361
Torchmark Corp.	16,510	1,097,585
Unum Group (a)	65,294	1,713,967
XL Group PLC (a)	66,532	1,636,687

		98,800,188
Real Estate Investment Trusts 1.5%
Apartment Investment & Management Co. "A" (REIT) (a)	24,316	619,329
AvalonBay Communities, Inc. (REIT) (a)	18,846	2,263,028
Boston Properties, Inc. (REIT) (a)	30,700	2,911,895
Equity Residential (REIT) (a)	59,960	3,382,344
HCP, Inc. (REIT) (a)	85,346	3,238,027
Health Care REIT, Inc. (REIT) (a)	36,566	1,917,521
Host Hotels & Resorts, Inc. (REIT) (a)	146,086	2,572,575
Kimco Realty Corp. (REIT) (a)	85,800	1,573,572
Plum Creek Timber Co., Inc. (REIT) (a)	34,948	1,524,082
ProLogis (REIT) (a)	124,584	1,990,852
Public Storage (REIT) (a)	29,530	3,275,172
Simon Property Group, Inc. (REIT) (a)	63,408	6,794,801
Ventas, Inc. (REIT) (a)	33,200	1,802,760
Vornado Realty Trust (REIT)	34,272	2,998,800
Weyerhaeuser Co. (REIT) (a)	112,674	2,771,780

		39,636,538
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"* (a)	61,500	1,642,050
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc. (a)	114,968	1,112,890
People's United Financial, Inc. (a)	76,675	964,572

		2,077,462
Health Care 10.9%
Biotechnology 1.2%
Amgen, Inc.*	198,729	10,622,065
Biogen Idec, Inc.* (a)	50,398	3,698,709
Celgene Corp.*	99,009	5,695,988
Cephalon, Inc.* (a)	15,700	1,189,746
Genzyme Corp.*	55,984	4,263,182
Gilead Sciences, Inc.*	169,353	7,187,341

		32,657,031
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	123,270	6,628,228
Becton, Dickinson & Co. (a)	47,071	3,747,793
Boston Scientific Corp.*	326,843	2,350,001
C.R. Bard, Inc. (a)	18,283	1,815,685
CareFusion Corp.* (a)	46,827	1,320,521
Covidien PLC (a)	105,126	5,460,244
DENTSPLY International, Inc. (a)	29,700	1,098,603
Edwards Lifesciences Corp.*	24,439	2,126,193
Intuitive Surgical, Inc.* (a)	8,197	2,733,372
Medtronic, Inc.	227,530	8,953,305
St. Jude Medical, Inc. (a)	69,410	3,557,957
Stryker Corp. (a)	71,602	4,353,402
Varian Medical Systems, Inc.* (a)	25,900	1,751,876
Zimmer Holdings, Inc.*	40,601	2,457,579

		48,354,759
Health Care Providers & Services 2.0%
Aetna, Inc.	81,995	3,069,073
AmerisourceBergen Corp. (a)	58,910	2,330,480
Cardinal Health, Inc. (a)	75,279	3,096,225
CIGNA Corp.	58,275	2,580,417
Coventry Health Care, Inc.*	30,658	977,684
DaVita, Inc.* (a)	20,700	1,770,057
Express Scripts, Inc.* (a)	112,634	6,263,577
Humana, Inc.*	35,151	2,458,461
Laboratory Corp. of America Holdings* (a)	21,900	2,017,647
McKesson Corp.	53,567	4,234,471
Medco Health Solutions, Inc.*	86,160	4,838,745
Patterson Companies, Inc.	20,600	663,114
Quest Diagnostics, Inc. (a)	30,802	1,777,891
Tenet Healthcare Corp.*	109,348	814,643
UnitedHealth Group, Inc.	232,994	10,531,329
WellPoint, Inc.	80,146	5,593,389

		53,017,203
Health Care Technology 0.1%
Cerner Corp.* (a)	15,055	1,674,116
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.* (a)	74,157	3,320,750
Life Technologies Corp.*	38,503	2,018,327
PerkinElmer, Inc.	25,163	661,032
Thermo Fisher Scientific, Inc.*	83,320	4,628,426
Waters Corp.* (a)	19,405	1,686,295

		12,314,830
Pharmaceuticals 5.2%
Abbott Laboratories	329,296	16,151,969
Allergan, Inc.	65,224	4,632,209
Bristol-Myers Squibb Co.	362,647	9,584,760
Eli Lilly & Co. (a)	216,580	7,617,119
Forest Laboratories, Inc.*	60,547	1,955,668
Hospira, Inc.*	35,122	1,938,734
Johnson & Johnson	582,153	34,492,565
Merck & Co., Inc.	656,138	21,659,115
Mylan, Inc.* (a)	91,219	2,067,935
Pfizer, Inc.	1,701,943	34,566,462
Watson Pharmaceuticals, Inc.* (a)	27,557	1,543,468

		136,210,004
Industrials 11.1%
Aerospace & Defense 2.8%
Boeing Co.	156,514	11,571,080
General Dynamics Corp.	79,419	6,080,319
Goodrich Corp.	26,938	2,304,007
Honeywell International, Inc.	167,309	9,990,020
Huntington Ingalls Industries, Inc.*	517	21,455
ITT Corp. (a)	39,592	2,377,500
L-3 Communications Holdings, Inc. (a)	23,968	1,876,934
Lockheed Martin Corp. (a)	61,091	4,911,716
Northrop Grumman Corp. (a)	62,027	3,889,713
Precision Castparts Corp. (a)	30,528	4,493,111
Raytheon Co. (a)	76,553	3,894,251
Rockwell Collins, Inc.	33,244	2,155,209
Textron, Inc. (a)	58,454	1,601,055
United Technologies Corp.	196,058	16,596,310

		71,762,680
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc. (a)	35,532	2,633,987
Expeditors International of Washington, Inc.	44,300	2,221,202
FedEx Corp. (a)	67,360	6,301,528
United Parcel Service, Inc. "B" (a)	210,309	15,630,165

		26,786,882
Airlines 0.1%
Southwest Airlines Co. (a)	157,414	1,988,139
Building Products 0.0%
Masco Corp. (a)	79,905	1,112,278
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	22,531	945,401
Cintas Corp. (a)	27,366	828,369
Iron Mountain, Inc. (a)	41,800	1,305,414
Pitney Bowes, Inc. (a)	40,785	1,047,767
R.R. Donnelley & Sons Co.	46,061	871,474
Republic Services, Inc.	64,499	1,937,550
Stericycle, Inc.* (a)	18,200	1,613,794
Waste Management, Inc. (a)	101,207	3,779,069

		12,328,838
Construction & Engineering 0.2%
Fluor Corp.	37,450	2,758,567
Jacobs Engineering Group, Inc.*	28,100	1,445,183
Quanta Services, Inc.* (a)	44,800	1,004,864

		5,208,614
Electrical Equipment 0.5%
Emerson Electric Co.	160,236	9,362,589
Rockwell Automation, Inc. (a)	29,821	2,822,558
Roper Industries, Inc. (a)	20,266	1,752,198

		13,937,345
Industrial Conglomerates 2.5%
3M Co. (a)	151,679	14,181,986
General Electric Co. (a)	2,261,281	45,338,684
Tyco International Ltd.	101,132	4,527,680

		64,048,350
Machinery 2.4%
Caterpillar, Inc.	136,168	15,162,307
Cummins, Inc.	41,758	4,577,512
Danaher Corp. (a)	114,376	5,936,114
Deere & Co. (a)	89,678	8,688,902
Dover Corp.	40,072	2,634,333
Eaton Corp.	71,140	3,944,002
Flowserve Corp.	11,792	1,518,810
Illinois Tool Works, Inc. (a)	106,060	5,697,543
Ingersoll-Rand PLC (a)	68,314	3,300,249
Joy Global, Inc.	22,203	2,193,879
PACCAR, Inc. (a)	78,581	4,113,715
Pall Corp. (a)	24,710	1,423,543
Parker Hannifin Corp.	34,852	3,299,787
Snap-on, Inc.	12,132	728,648

		63,219,344
Professional Services 0.1%
Dun & Bradstreet Corp.	11,314	907,835
Equifax, Inc.	25,509	991,025
Robert Half International, Inc. (a)	30,475	932,535

		2,831,395
Road & Rail 0.9%
CSX Corp. (a)	78,730	6,188,178
Norfolk Southern Corp.	75,763	5,248,103
Ryder System, Inc. (a)	10,390	525,734
Union Pacific Corp.	104,422	10,267,815

		22,229,830
Trading Companies & Distributors 0.1%
Fastenal Co. (a)	30,400	1,970,832
W.W. Grainger, Inc. (a)	12,609	1,736,007

		3,706,839
Information Technology 17.9%
Communications Equipment 2.1%
Cisco Systems, Inc.	1,177,034	20,186,133
F5 Networks, Inc.*	16,910	1,734,459
Harris Corp. (a)	28,200	1,398,720
JDS Uniphase Corp.* (a)	46,139	961,537
Juniper Networks, Inc.*	114,134	4,802,759
Motorola Mobility Holdings, Inc.*	64,398	1,571,311
Motorola Solutions, Inc.* (a)	71,798	3,208,652
QUALCOMM, Inc.	347,258	19,040,156
Tellabs, Inc. (a)	75,030	393,157

		53,296,884
Computers & Peripherals 4.3%
Apple, Inc.*	196,173	68,356,482
Dell, Inc.* (a)	356,278	5,169,594
EMC Corp.* (a)	441,590	11,724,214
Hewlett-Packard Co.	463,079	18,972,347
Lexmark International, Inc. "A"*	17,357	642,903
NetApp, Inc.* (a)	78,509	3,782,564
SanDisk Corp.*	50,400	2,322,936
Western Digital Corp.*	47,435	1,768,851

		112,739,891
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A" (a)	38,430	2,090,208
Corning, Inc. (a)	333,897	6,888,295
FLIR Systems, Inc. (a)	33,500	1,159,435
Jabil Circuit, Inc.	43,489	888,480
Molex, Inc. (a)	31,086	780,880

		11,807,298
Internet Software & Services 1.8%
Akamai Technologies, Inc.*	39,700	1,508,600
eBay, Inc.*	243,332	7,553,025
Google, Inc. "A"*	53,391	31,298,338
Monster Worldwide, Inc.* (a)	29,489	468,875
VeriSign, Inc. (a)	36,700	1,328,907
Yahoo!, Inc.* (a)	278,933	4,644,235

		46,801,980
IT Services 3.1%
Automatic Data Processing, Inc. (a)	105,410	5,408,587
Cognizant Technology Solutions Corp. "A"*	64,722	5,268,371
Computer Sciences Corp. (a)	34,043	1,658,915
Fidelity National Information Services, Inc. (a)	56,339	1,841,722
Fiserv, Inc.*	31,705	1,988,538
International Business Machines Corp.	259,687	42,347,159
MasterCard, Inc. "A"	20,600	5,185,432
Paychex, Inc. (a)	67,601	2,119,967
SAIC, Inc.* (a)	61,332	1,037,737
Teradata Corp.*	36,008	1,825,606
Total System Services, Inc. (a)	34,066	613,869
Visa, Inc. "A" (a)	103,201	7,597,658
Western Union Co.	137,596	2,857,869

		79,751,430
Office Electronics 0.1%
Xerox Corp.	300,678	3,202,221
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.* (a)	121,197	1,042,294
Altera Corp. (a)	67,044	2,951,277
Analog Devices, Inc. (a)	61,068	2,404,858
Applied Materials, Inc. (a)	281,104	4,390,844
Broadcom Corp. "A"	98,983	3,897,951
First Solar, Inc.* (a)	11,495	1,848,856
Intel Corp.	1,168,315	23,564,914
KLA-Tencor Corp. (a)	36,685	1,737,768
Linear Technology Corp. (a)	49,496	1,664,550
LSI Corp.* (a)	132,655	902,054
MEMC Electronic Materials, Inc.* (a)	50,700	657,072
Microchip Technology, Inc. (a)	41,600	1,581,216
Micron Technology, Inc.* (a)	181,249	2,077,114
National Semiconductor Corp. (a)	49,766	713,644
Novellus Systems, Inc.*	20,882	775,349
NVIDIA Corp.* (a)	126,043	2,326,754
Teradyne, Inc.* (a)	36,158	643,974
Texas Instruments, Inc.	250,215	8,647,430
Xilinx, Inc. (a)	55,303	1,813,938

		63,641,857
Software 3.6%
Adobe Systems, Inc.*	107,944	3,579,423
Autodesk, Inc.* (a)	48,448	2,137,041
BMC Software, Inc.*	37,766	1,878,481
CA, Inc.	82,715	2,000,049
Citrix Systems, Inc.* (a)	39,314	2,888,007
Compuware Corp.* (a)	45,452	524,971
Electronic Arts, Inc.* (a)	69,206	1,351,593
Intuit, Inc.* (a)	58,130	3,086,703
Microsoft Corp.	1,573,490	39,903,706
Novell, Inc.*	71,282	422,702
Oracle Corp.	828,351	27,642,073
Red Hat, Inc.*	41,793	1,896,984
Salesforce.com, Inc.* (a)	25,100	3,352,858
Symantec Corp.*	164,564	3,051,017

		93,715,608
Materials 3.7%
Chemicals 2.1%
Air Products & Chemicals, Inc.	45,718	4,122,849
Airgas, Inc.	15,650	1,039,473
CF Industries Holdings, Inc.	15,078	2,062,520
Dow Chemical Co.	248,158	9,367,965
E.I. du Pont de Nemours & Co.	195,958	10,771,811
Eastman Chemical Co. (a)	15,169	1,506,585
Ecolab, Inc.	48,842	2,491,919
FMC Corp. (a)	15,200	1,290,936
International Flavors & Fragrances, Inc.	17,716	1,103,707
Monsanto Co.	113,966	8,235,183
PPG Industries, Inc. (a)	34,262	3,262,085
Praxair, Inc. (a)	64,654	6,568,846
Sigma-Aldrich Corp. (a)	26,316	1,674,750
The Sherwin-Williams Co.	19,405	1,629,826

		55,128,455
Construction Materials 0.0%
Vulcan Materials Co. (a)	27,076	1,234,665
Containers & Packaging 0.2%
Ball Corp. (a)	37,848	1,356,851
Bemis Co., Inc. (a)	22,930	752,333
Owens-Illinois, Inc.*	35,600	1,074,764
Sealed Air Corp.	33,372	889,698

		4,073,646
Metals & Mining 1.2%
AK Steel Holding Corp. (a)	24,700	389,766
Alcoa, Inc. (a)	217,338	3,836,016
Allegheny Technologies, Inc. (a)	20,579	1,393,610
Cliffs Natural Resources, Inc.	29,337	2,883,240
Freeport-McMoRan Copper & Gold, Inc.	201,804	11,210,212
Newmont Mining Corp.	104,854	5,722,931
Nucor Corp. (a)	66,799	3,074,090
Titanium Metals Corp.*	18,000	334,440
United States Steel Corp. (a)	31,275	1,686,974

		30,531,279
Paper & Forest Products 0.2%
International Paper Co.	95,112	2,870,480
MeadWestvaco Corp. (a)	36,678	1,112,444

		3,982,924
Telecommunication Services 3.0%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	1,258,919	38,522,921
CenturyLink, Inc. (a)	64,596	2,683,964
Frontier Communications Corp. (a)	211,835	1,741,284
Qwest Communications International, Inc.	369,243	2,521,930
Verizon Communications, Inc. (a)	602,251	23,210,753
Windstream Corp. (a)	103,001	1,325,623

		70,006,475
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	85,336	4,422,112
MetroPCS Communications, Inc.*	55,200	896,448
Sprint Nextel Corp.* (a)	641,814	2,978,017

		8,296,577
Utilities 3.1%
Electric Utilities 1.7%
American Electric Power Co., Inc.	102,265	3,593,592
Duke Energy Corp. (a)	282,491	5,127,211
Edison International (a)	68,774	2,516,441
Entergy Corp. (a)	38,309	2,574,748
Exelon Corp. (a)	140,988	5,814,345
FirstEnergy Corp. (a)	89,302	3,312,211
NextEra Energy, Inc.	90,087	4,965,595
Northeast Utilities	37,400	1,294,040
Pepco Holdings, Inc. (a)	50,600	943,690
Pinnacle West Capital Corp.	22,496	962,604
PPL Corp. (a)	105,500	2,669,150
Progress Energy, Inc. (a)	61,950	2,858,373
Southern Co.	179,379	6,836,134

		43,468,134
Gas Utilities 0.1%
Nicor, Inc. (a)	9,137	490,657
ONEOK, Inc. (a)	22,743	1,521,052

		2,011,709
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	141,237	1,836,081
Constellation Energy Group, Inc.	41,287	1,285,264
NRG Energy, Inc.* (a)	51,244	1,103,796

		4,225,141
Multi-Utilities 1.2%
Ameren Corp. (a)	53,119	1,491,050
CenterPoint Energy, Inc.	93,768	1,646,566
CMS Energy Corp. (a)	52,649	1,034,026
Consolidated Edison, Inc. (a)	61,494	3,118,976
Dominion Resources, Inc. (a)	123,401	5,516,025
DTE Energy Co. (a)	36,903	1,806,771
Integrys Energy Group, Inc. (a)	16,800	848,568
NiSource, Inc. (a)	59,066	1,132,886
PG&E Corp.	83,316	3,680,901
Public Service Enterprise Group, Inc.	108,481	3,418,236
SCANA Corp. (a)	24,867	979,014
Sempra Energy	52,196	2,792,486
TECO Energy, Inc.	46,188	866,487
Wisconsin Energy Corp.	49,500	1,509,750
Xcel Energy, Inc.	96,337	2,301,491

		32,143,233

Total Common Stocks (Cost $1,740,005,320)		2,570,473,460

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 0.175% **, 5/5/2011 (b) (Cost $5,214,140)	5,215,000	5,214,770

	Shares	Value ($)
Securities Lending Collateral 27.9%
Daily Assets Fund Institutional, 0.22% (c) (d) (Cost $726,619,407)	726,619,407	726,619,407
Cash Equivalents 1.3%
Central Cash Management Fund, 0.17% (c) (Cost $34,074,024)	34,074,024	34,074,024

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,505,912,891) †	128.2	3,336,381,661
Other Assets and Liabilities, Net	(28.2)	(733,571,818)

Net Assets	100.0	2,602,809,843

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,689,424,067.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $646,957,594. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,019,684,854 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $372,727,260.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2011 amounted to $708,689,380 which is 27.2% of net assets.
(b)	At March 31, 2011, the security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At March 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 Index	USD	6/16/2011	123	40,620,750	1,172,830

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$2,570,473,460	$—	$—	$2,570,473,460
Short-Term Investments(e)	760,693,431	5,214,770	—	765,908,201
Derivatives(f)	1,172,830	—	—	1,172,830
Total	$3,332,339,721	$5,214,770	$—	$3,337,554,491

There have been no significant transfers between of Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$1,172,830

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011